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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check Here if Amendment / /; Amendment Number:
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW, Inc.
   Address:      Two Seaport Lane
                 Boston, MA 02210-2021

Form 13F File Number: 28-5336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Finnegan
Title: Vice President
Phone: (617) 261-9324


/s/ James J. Finnegan        Boston, Massachusetts            April 26, 2002
------------------------    -------------------------------   --------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT.

    /X/ 13F NOTICE.

    / / 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13F File Number                   Name
     28-5334                                AEW/L.P.